Organization and Basis of Presentation	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Basis of Presentation

1. ORGANIZATION AND BASIS OF PRESENTATION

Sunlands Technology Group (the “Company” or “Sunlands Technology”) was incorporated under the laws of the Cayman Islands on September 18, 2015. The Company, its subsidiaries, the consolidated variable interest entities (“VIEs”) and VIEs’ subsidiaries (collectively the “Group”) are primarily engaged in providing online education services in the People’s Republic of China (“PRC”).

As of December 31, 2023, details of the Company’s significant subsidiaries, VIE and VIE’s subsidiary were as follows:

Name (1)	Date of establishment/ acquisition	Place of establishment	Percentage of direct or indirect economic ownership	Principal activities
Subsidiaries:
Sunlands Online Education HK Limited ("Sunlands HK")	October 6, 2015	HongKong	100%	Investment holding
Wuhan Studyvip Online Education Co., Limited ("Wuhan Zhibo")	August 2, 2017	PRC	100%	Provision of technical consultation and services
Wuhan Zhidao Online Education Technology Co., Ltd. ("Wuhan Shangde")	June 25, 2019	PRC	100%	Provision of education services

Variable interest entity ("VIE"):
Beijing Yuanchilaxiang Education Technology Co., Ltd. ("Beijing Sunlands")	September 27, 2013	PRC	N/A*	Provision of education services

VIE’s subsidiary:
Guangzhou Shangzhi Side Technology Co., Ltd. (2)	September 28, 2017	PRC	N/A*	Provision of education services

* These entities are consolidated by the Company pursuant to the contractual agreements disclosed below.

(1)
The English names are for identification purpose only.
(2)
Guangzhou Shangzhi Side Technology Co., Ltd. was formerly known as Guangzhou Shangzhi Side Education Technology Co., Ltd.. The entity's name was changed in 2023.